Key Management Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Key Management Compensation [Abstract]
Disclosure of detailed information about key management personnel [Table Text Block]
	Year ended	Year ended
	December 31,	December 31,
	2021	2020
Salaries and bonuses	$4,343,080	$-
Share based compensation (note 13)	13,635,602	-
Balance, end of period	$17,978,682	$-